Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
NET OPERATING REVENUE	R$ 14,024,573	R$ 13,101,753	R$ 14,945,844
OPERATING COSTS	(10,665,890)	(10,234,115)	(11,799,316)
GROSS PROFIT	3,358,683	2,867,638	3,146,528
Operational expenses / income
Selling expenses	(169,050)	(250,448)	(283,397)
General and administrative expenses	(685,675)	(741,145)	(670,606)
Other operational income (expenses)	(464,316)	(53,638)	(158,619)
Equity in earnings of investees	101,739	166,411	87,590
Total operational expenses / income	(1,217,302)	(878,820)	(1,025,032)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES	2,141,381	1,988,818	2,121,496
Financial income	699,310	903,936	769,627
Financial expenses	(1,447,750)	(1,498,592)	(1,197,329)
Total financial results	(748,440)	(594,656)	(427,702)
OPERATING PROFIT	1,392,941	1,394,162	1,693,794
INCOME TAX AND SOCIAL CONTRIBUTION, Current	(379,943)	(589,322)	(698,023)
INCOME TAX AND SOCIAL CONTRIBUTION, Deferred	105,257	69,632	165,794
INCOME TAX AND SOCIAL CONTRIBUTION	(274,686)	(519,690)	(532,229)
NET INCOME	1,118,255	874,472	1,161,565
Attributed to controlling shareholders	1,033,626	895,772	1,109,549
Attributed to non-controlling interest	R$ 84,629	R$ (21,300)	R$ 52,016
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.60754	R$ 3.12641	R$ 3.87253
Class "A" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	3.96830	3.43906	4.25990
Class "B" Preferred
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares	R$ 3.96830	R$ 3.43906	R$ 4.25979